Note 12 - Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Debt [Table Text Block]
	December 31,	December 31,
	2019	2018

Revolving Credit Facility	$371,929	$430,167
Senior Notes	234,901	239,577
Capital leases maturing at various dates through 2022	854	1,470
Other long-term debt maturing at various dates up to 2022	3,720	910
	611,404	672,123
Less: current portion	4,223	1,834

Long-term debt - non-current	$607,181	$670,289

Schedule of Maturities of Long-term Debt [Table Text Block]
2020	$4,223
2021	227
2022	125
2023	-
2024 and thereafter	606,830